Employee Benefits - Outstanding Stock Options (Detail)	12 Months Ended
	Dec. 31, 2014 Euro [Member]	Dec. 31, 2014 Euro [Member] Price Range One [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Two [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Three [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Four [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Five [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Six [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Seven [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Eight [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Nine [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Ten [Member] EUR (€)	Dec. 31, 2014 Euro [Member] Price Range Eleven [Member] EUR (€)	Dec. 31, 2014 USD [Member]	Dec. 31, 2014 USD [Member] Price Range One [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Two [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Three [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Four [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Five [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Six [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Seven [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Eight [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Nine [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Ten [Member] USD ($)	Dec. 31, 2014 USD [Member] Price Range Eleven [Member] USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum		€ 0	€ 10	€ 15	€ 20	€ 25	€ 40	€ 50	€ 60	€ 70	€ 80	€ 90		$ 0	$ 10	$ 15	$ 20	$ 25	$ 40	$ 50	$ 60	$ 70	$ 80	$ 90
Range of exercise prices, maximum		€ 10	€ 15	€ 20	€ 25	€ 40	€ 50	€ 60	€ 70	€ 80	€ 90	€ 100		$ 10	$ 15	$ 20	$ 25	$ 40	$ 50	$ 60	$ 70	$ 80	$ 90	$ 100
Exercise Price Range, Number of Outstanding Options	599,756		220,179	160,772	126,712	16,736	23,959	13,593	27,239	10,566			285,172	14,543	48,397	3,911	66,462	58,168	1,082	8,382	1,281	43,860	15,005	24,081
Weighted average remaining contractual life (years)	3 years 3 months 22 days		2 years 3 months 11 days	2 years 1 month 24 days	2 years 11 months 9 days	6 years 9 months 7 days	7 years 9 months 18 days	8 years 10 months 17 days	8 years 11 months 5 days	9 years 9 months 22 days			4 years 4 months 28 days	1 year 26 days	2 months 5 days	3 years 9 months 18 days	2 years 11 months 19 days	3 years 10 months 13 days	6 years 7 months 2 days	7 years 8 months 23 days	8 years 26 days	8 years 1 month 21 days	9 years 2 months 19 days	9 years 1 month 10 days